Distribution Date:	07/10/26	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	07/06/26
Next Distribution Date:	08/12/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20-21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	22	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24-26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	13,144,453.39	13,144,453.39	33,463.59	0.00	0.00	13,177,916.98	0.00	0.00%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	15,420,891.92	142,638.85	0.00	0.00	15,563,530.77	35,235,108.08	81.48%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	62.60%	18.25%
C	78419CAL8	4.747805%	33,157,000.00	33,157,000.00	0.00	131,185.81	0.00	0.00	131,185.81	33,157,000.00	45.17%	13.75%
D	78419CAV6	4.747805%	39,603,000.00	39,603,000.00	0.00	176,269.96	0.00	0.00	176,269.96	39,603,000.00	24.35%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	0.00	0.00	0.00	0.00	19,342,000.00	14.18%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	0.00	0.00	0.00	0.00	8,289,000.00	9.82%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	18,685,685.59	0.00	0.00	0.00	(2,128.77)	0.00	18,687,814.36	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	218,796,138.98	28,565,345.31	601,282.73	0.00	(2,128.77)	29,166,628.04	190,232,922.44

X-A	78419CAG9	1.435557%	566,424,000.00	63,800,453.39	0.00	76,324.32	0.00	0.00	76,324.32	35,235,108.08
X-B	78419CAH7	0.814805%	35,919,000.00	35,919,000.00	0.00	24,389.15	0.00	0.00	24,389.15	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.210805%	19,342,000.00	19,342,000.00	0.00	35,634.49	0.00	0.00	35,634.49	19,342,000.00
X-F	78419CAR5	2.210805%	8,289,000.00	8,289,000.00	0.00	15,271.14	0.00	0.00	15,271.14	8,289,000.00
X-G	78419CAT1	2.210805%	34,077,980.00	18,685,685.59	0.00	34,425.34	0.00	0.00	34,425.34	18,687,814.36
Notional SubTotal			736,811,980.00	218,796,138.98	0.00	186,044.44	0.00	0.00	186,044.44	190,232,922.44

Deal Distribution Total					28,565,345.31	787,327.17	0.00	(2,128.77)	29,352,672.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	78419CAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	78419CAD6	69.57608637	69.57608637	0.17712913	0.00000000	0.00000000	0.00000000	0.00000000	69.75321551	0.00000000
A-SB	78419CAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	78419CAF1	1,000.00000000	304.42379817	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	307.23963144	695.57620183
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	3.95650421	0.00000000	0.00000000	0.00000000	0.00000000	3.95650421	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.45092442	(0.49442012)	7.17105270	0.00000000	0.00000000	4.45092442	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	0.00000000	2.11416658	6.92180850	0.00000000	0.00000000	0.00000000	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	0.00000000	2.11416697	13.28258294	0.00000000	0.00000000	0.00000000	1,000.00000000
G	78419CBB9	548.32139669	0.00000000	0.00000000	1.15924271	68.74728520	0.00000000	(0.06246761)	0.00000000	548.38386430
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	112.63727065	0.00000000	0.13474768	0.00000000	0.00000000	0.00000000	0.00000000	0.13474768	62.20624140
X-B	78419CAH7	1,000.00000000	0.00000000	0.67900415	0.00000000	0.00000000	0.00000000	0.00000000	0.67900415	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.84233740	0.00000000	0.00000000	0.00000000	0.00000000	1.84233740	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.84233804	0.00000000	0.00000000	0.00000000	0.00000000	1.84233804	1,000.00000000
X-G	78419CAT1	548.32139669	0.00000000	1.01019309	0.00000000	0.00000000	0.00000000	0.00000000	1.01019309	548.38386430

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/26 - 06/30/26	30	0.00	33,463.59	0.00	33,463.59	0.00	0.00	0.00	33,463.59	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	06/01/26 - 06/30/26	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	06/01/26 - 06/30/26	30	0.00	76,324.32	0.00	76,324.32	0.00	0.00	0.00	76,324.32	0.00
X-B	06/01/26 - 06/30/26	30	0.00	24,389.15	0.00	24,389.15	0.00	0.00	0.00	24,389.15	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	06/01/26 - 06/30/26	30	0.00	35,634.49	0.00	35,634.49	0.00	0.00	0.00	35,634.49	0.00
X-F	06/01/26 - 06/30/26	30	0.00	15,271.14	0.00	15,271.14	0.00	0.00	0.00	15,271.14	0.00
X-G	06/01/26 - 06/30/26	30	0.00	34,425.34	0.00	34,425.34	0.00	0.00	0.00	34,425.34	0.00
B	06/01/26 - 06/30/26	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	06/01/26 - 06/30/26	30	0.00	131,185.81	0.00	131,185.81	0.00	0.00	0.00	131,185.81	0.00
D	06/01/26 - 06/30/26	30	302,379.36	156,689.43	0.00	156,689.43	(19,580.52)	0.00	0.00	176,269.96	283,995.20
E	06/01/26 - 06/30/26	30	92,793.23	40,892.21	0.00	40,892.21	40,892.21	0.00	0.00	0.00	133,881.62
F	06/01/26 - 06/30/26	30	92,379.70	17,524.33	0.00	17,524.33	17,524.33	0.00	0.00	0.00	110,099.33
G	06/01/26 - 06/30/26	30	2,298,404.75	39,504.65	0.00	39,504.65	39,504.65	0.00	0.00	0.00	2,342,768.61
Totals			2,785,957.04	865,667.83	0.00	865,667.83	78,340.67	0.00	0.00	787,327.17	2,870,744.76

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	29,352,672.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	869,755.86	Master Servicing Fee	1,845.16
Interest Reductions due to Nonrecoverability Determination	(170,694.88)	Certificate Administrator Fee	1,275.99
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	91.17
ARD Interest	0.00	Operating Advisor Fee	430.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	61.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	699,060.98	Total Fees	3,914.69

Principal		Expenses/Reimbursements
Scheduled Principal	28,563,216.54	Reimbursement for Interest on Advances	1,612.72
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,686.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	2,128.77	Special Servicing Fees (Work Out)	398.23
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(100,878.72)
Total Principal Collected	28,565,345.31	Total Expenses/Reimbursements	(92,180.87)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	787,327.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	28,565,345.31
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	29,352,672.48
Total Funds Collected	29,264,406.29	Total Funds Distributed	29,264,406.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	218,796,138.98	218,796,138.98	Beginning Certificate Balance	218,796,138.98
(-) Scheduled Principal Collections	28,563,216.54	28,563,216.54	(-) Principal Distributions	28,565,345.31
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(2,128.77)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(2,128.77)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(2,128.77)	(2,128.77)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	190,232,922.44	190,232,922.44	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	219,299,047.11	219,299,047.11	Ending Certificate Balance	190,232,922.44
Ending Actual Collateral Balance	190,828,196.21	190,828,196.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,886,048.97	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,886,048.97	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	6	81,170,287.09	42.67%	(5)	5.0125	0.208175
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	2	21,210,127.66	11.15%	(6)	4.2994	1.348850
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	3	13,397,327.90	7.04%	(1)	5.3958	1.413317	1.51 to 1.60	1	40,000,000.00	21.03%	(1)	4.0400	1.531600
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	29,732,152.19	15.63%	(24)	5.0119	1.666712
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,362,142.12	4.92%	(62)	5.2130	1.679800	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	35,365,822.95	18.59%	(2)	5.1005	0.671433	2.26 to 3.00	1	18,120,355.50	9.53%	(60)	4.9100	2.900700
15,000,001 to 20,000,000	4	70,225,133.90	36.92%	(21)	4.6893	1.302968	3.01 to 3.99	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	21,882,495.57	11.50%	(7)	4.8100	(0.104400)	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	1	40,000,000.00	21.03%	(1)	4.0400	1.531600	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	16,664,776.57	8.76%	(1)	5.4978	0.751001
							Industrial	1	143,105.92	0.08%	(62)	5.2130	1.679800
Florida	1	489,573.02	0.26%	(62)	5.2130	1.679800
							Lodging	2	16,664,776.57	8.76%	(1)	5.4978	0.751001
Georgia	1	16,990,000.76	8.93%	(7)	3.9440	1.335400
							Multi-Family	1	21,882,495.57	11.50%	(7)	4.8100	(0.104400)
Indiana	1	4,203,345.47	2.21%	(1)	5.1500	1.188100
							Office	16	62,241,098.88	32.72%	(29)	5.1389	1.248896
Mississippi	1	3,353,543.35	1.76%	(9)	4.7900	1.676300
							Other	58	11,941,434.68	6.28%	(5)	4.3000	0.243100
New Hampshire	1	40,000,000.00	21.03%	(1)	4.0400	1.531600
							Retail	8	77,360,010.83	40.67%	(4)	4.2505	1.522503
New Jersey	21	9,192,675.96	4.83%	(50)	5.0286	1.389635
							Totals	86	190,232,922.44	100.00%	(12)	4.7186	1.098062
New York	1	1,536,505.96	0.81%	(62)	5.2130	1.679800

North Carolina	1	98,521.08	0.05%	(5)	4.3000	0.243100

Ohio	1	3,119,925.43	1.64%	(9)	4.7900	1.676300

Pennsylvania	12	20,194,394.16	10.62%	(54)	4.8474	2.627755

Texas	4	30,805,181.33	16.19%	(8)	4.8042	0.411378

Virginia	36	7,912,262.12	4.16%	(5)	4.3000	0.243100

Washington	2	15,953,594.14	8.39%	0	5.5196	1.395814

Wisconsin	1	19,718,623.10	10.37%	(8)	5.0500	(0.484700)

Totals	86	190,232,922.44	100.00%	(12)	4.7186	1.098062

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	16,990,000.76	8.93%	(7)	3.9440	1.335400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	21.03%	(1)	4.0400	1.531600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	11,941,434.67	6.28%	(5)	4.3000	0.243100	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	55,399,005.61	29.12%	(25)	4.8372	1.373414	49 months or greater	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
	5.001% to 5.250%	3	33,284,110.69	17.50%	(22)	5.1085	0.335382	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
	5.251% to5.500%	2	17,418,505.20	9.16%	(2)	5.3907	0.839008
	5.501% to 5.750%	2	15,199,865.51	7.99%	0	5.6433	1.326936
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001 or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	13	190,232,922.44	100.00%	(12)	4.7186	1.098062	Interest Only	2	51,941,434.67	27.30%	(2)	4.0998	1.235371
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	11	138,291,487.77	72.70%	(16)	4.9511	1.046490
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	9	154,326,952.45	81.13%	(5)	4.6268	0.840323
	13 months to 24 months	3	26,543,827.87	13.95%	(41)	5.0784	2.391386
	25 months or greater	1	9,362,142.12	4.92%	(62)	5.2130	1.679800
	Totals	13	190,232,922.44	100.00%	(12)	4.7186	1.098062
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	134,666.67	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	06/01/26
5	303161076	LO	Nashville	TN	Actual/360	5.116%	120,957.76	28,371,639.29	0.00	N/A	07/01/26	--	28,371,639.29	0.00	07/01/26
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	74,142.45	0.00	0.00	07/01/21	07/01/36	--	18,120,355.50	18,120,355.50	06/01/26
9	306170009	MF	Dallas	TX	Actual/360	4.810%	0.00	0.00	0.00	N/A	12/06/25	--	21,882,495.57	21,882,495.57	12/06/25
10	301741107	OF	Glendale	WI	Actual/360	5.050%	0.00	0.00	0.00	N/A	11/06/25	--	19,718,623.10	19,718,623.10	10/06/25
11	301741118	RT	Columbus	GA	Actual/360	3.944%	56,065.81	68,562.24	0.00	N/A	12/06/25	--	17,058,563.00	16,990,000.76	06/06/26
15	407004638	98	Various	Various	Actual/360	4.300%	42,790.14	0.00	0.00	N/A	02/06/26	--	11,941,434.67	11,941,434.67	06/06/26
17	301741100	RT	Various	Various	Actual/360	4.790%	61,587.02	32,743.97	0.00	10/06/25	10/06/45	--	15,428,898.51	15,396,154.54	07/06/26
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	56,324.78	28,082.83	0.00	N/A	05/06/26	--	12,472,732.50	12,444,649.67	04/06/26
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	51,425.71	20,413.00	0.00	N/A	07/05/26	--	11,000,151.61	10,979,738.61	04/05/26
28	305960001	Various Various		Various	Actual/360	5.213%	40,670.71	0.00	0.00	N/A	05/05/21	--	9,362,142.12	9,362,142.12	06/05/26
36	306170036	RT	Richland	WA	Actual/360	5.320%	22,129.20	17,694.19	0.00	N/A	06/06/26	--	4,991,549.72	4,973,855.53	06/06/26
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	20,219.46	14,314.95	0.00	N/A	07/06/26	--	4,234,441.85	4,220,126.90	06/06/26
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	18,081.27	9,766.07	0.00	N/A	06/06/26	--	4,213,111.54	4,203,345.47	05/06/26
Totals							699,060.98	28,563,216.54	0.00				218,796,138.98	190,232,922.44
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,686,103.68	4,216,655.13	01/01/26	03/31/26	--	0.00	0.00	134,500.01	134,500.01	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,257,076.93	756,463.83	01/01/25	03/31/25	--	0.00	0.00	73,764.94	73,764.94	0.00	0.00
9	500,784.68	(118,501.98)	01/01/25	09/30/25	02/06/26	5,444,973.55	64,681.00	(246.00)	20,349.08	0.00	0.00
10	(581,727.70)	0.00	--	--	05/06/26	17,809,991.71	284,221.34	0.00	0.00	0.00	0.00
11	7,497,767.89	0.00	--	--	04/06/26	5,224,467.49	0.00	124,556.97	124,556.97	0.00	0.00
15	1,167,621.00	0.00	--	--	06/08/26	0.00	0.00	46,334.46	46,334.46	0.00	0.00
17	0.00	790,570.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,587,113.00	0.00	--	--	--	0.00	0.00	84,059.52	252,432.94	0.00	0.00
27	1,414,367.32	932,238.44	01/01/25	09/30/25	--	0.00	0.00	71,715.05	215,376.86	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	04/13/26	4,295,814.35	173,933.62	40,631.70	40,631.70	0.00	0.00
36	835,760.73	0.00	--	--	--	0.00	0.00	39,404.36	39,404.36	0.00	0.00
37	761,965.42	685,572.06	07/01/24	06/30/25	--	0.00	0.00	34,446.20	34,446.20	0.00	0.00
40	424,757.06	111,519.39	01/01/25	03/31/25	--	0.00	0.00	27,729.76	45,749.95	0.00	0.00
Totals	43,785,606.01	13,538,282.24				32,775,247.10	522,835.96	676,896.97	1,027,547.47	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	2	31,244,637.69	0	0.00	0	0.00	0	0.00	4.718622%	4.477264%	(12)
06/12/26	1	11,000,151.61	0	0.00	0	0.00	0	0.00	2	31,244,637.69	0	0.00	0	0.00	0	0.00	4.770226%	4.563208%	(10)
05/12/26	1	11,018,760.52	0	0.00	0	0.00	0	0.00	2	31,244,637.69	0	0.00	0	0.00	2	56,012,601.83	4.846669%	4.718476%	(6)
04/10/26	0	0.00	0	0.00	0	0.00	0	0.00	2	31,282,837.03	0	0.00	1	590,611.66	3	24,935,665.13	4.777270%	4.679355%	(3)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	31,317,962.03	0	0.00	1	211,023.13	2	8,343,883.93	4.787253%	4.698627%	(2)
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	2	31,361,723.94	0	0.00	2	576,266.97	2	45,677,337.55	4.811019%	4.729589%	(1)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	1	222,820.38	0	0.00	4.836997%	4.761244%	1
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	1	208,585.09	0	0.00	4.837229%	4.767521%	1
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	1	9,714,889.91	0	0.00	2	4,063,637.71	0	0.00	4.837551%	4.772784%	2
10/10/25	1	22,140,850.71	0	0.00	2	26,998,851.13	0	0.00	1	9,714,889.91	0	0.00	1	213,810.39	1	3,150,000.00	4.833945%	4.769406%	3
09/12/25	0	0.00	0	0.00	2	27,068,316.55	0	0.00	1	9,714,889.91	0	0.00	2	531,582.24	0	0.00	4.838097%	4.774064%	4
08/12/25	1	22,212,082.19	0	0.00	2	27,133,482.07	0	0.00	1	9,714,889.91	0	0.00	2	484,144.82	0	0.00	4.838074%	4.774063%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303161073	06/01/26	0	5	134,500.01	134,500.01	0.00	40,000,000.00	06/01/26	13
8	303161078	06/01/26	0	B	73,764.94	73,764.94	0.00	18,120,355.50	03/05/26	98
9	306170009	12/06/25	6	5	(246.00)	20,349.08	156,813.48	22,069,037.49	05/20/25	7			02/03/26
10	301741107	10/06/25	8	5	0.00	0.00	0.00	19,808,449.22	09/18/24	2
11	301741118	06/06/26	0	5	124,556.97	124,556.97	0.00	17,058,563.00	11/19/25	2
15	407004638	06/06/26	0	5	46,334.46	46,334.46	0.00	11,941,434.67	11/17/25	4
22	407004609	04/06/26	2	5	84,059.52	252,432.94	0.00	12,526,655.44	12/18/25	5
27	306170027	04/05/26	2	5	71,715.05	215,376.86	0.00	11,038,991.94	03/23/26	2
28	305960001	06/05/26	0	5	40,631.70	40,631.70	0.00	9,420,328.38	06/07/19	7			01/27/23
36	306170036	06/06/26	0	5	39,404.36	39,404.36	0.00	4,991,549.72
37	407004624	06/06/26	0	5	34,446.20	34,446.20	0.00	4,234,441.86
40	407004615	05/06/26	1	5	27,729.76	45,749.95	0.00	4,222,234.45	06/06/26	13
Totals					676,896.97	1,027,547.47	156,813.48	175,432,041.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		156,716,412	0	125,471,775		31,244,638
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		33,516,510	33,516,510		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	190,232,922	111,641,928	4,203,345	23,424,388	19,718,623	31,244,638
Jun-26	218,796,139	71,146,885	72,271,826	12,472,733	31,660,058	31,244,638
May-26	301,653,202	198,105,899	11,018,761	12,498,816	48,785,088	31,244,638
Apr-26	440,449,160	360,313,114	0	0	48,853,208	31,282,837
Mar-26	466,616,840	385,789,046	0	0	49,509,832	31,317,962
Feb-26	476,936,533	388,849,146	0	0	56,725,662	31,361,724
Jan-26	523,908,577	447,900,143	0	0	66,293,544	9,714,890
Dec-25	524,846,766	448,738,351	0	0	66,393,525	9,714,890
Nov-25	525,885,524	489,237,573	0	0	26,933,061	9,714,890
Oct-25	530,724,012	471,869,420	22,140,851	0	26,998,851	9,714,890
Sep-25	538,844,041	502,060,835	0	0	27,068,317	9,714,890
Aug-25	540,156,733	481,096,279	22,212,082	0	27,133,482	9,714,890
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303161073	40,000,000.00	40,000,000.00	494,000,000.00	04/28/16	4,053,042.63	1.53160	03/31/26	06/01/26	I/O
8	303161078	18,120,355.50	18,120,355.50	45,000,000.00	02/22/16	749,776.33	2.90070	03/31/25	07/01/36	(121)
9	306170009	21,882,495.57	22,069,037.49	19,000,000.00	01/06/26	(118,501.98)	(0.10440)	09/30/25	12/06/25	239
10	301741107	19,718,623.10	19,808,449.22	3,400,000.00	04/06/26	(753,672.70)	(0.48470)	12/31/25	11/06/25	231
11	301741118	16,990,000.76	17,058,563.00	46,200,000.00	11/30/25	6,752,999.89	1.33540	12/31/25	12/06/25	178
15	407004638	11,941,434.67	11,941,434.67	145,500,000.00	01/21/26	1,167,621.00	0.24310	12/31/25	02/06/26	I/O
22	407004609	12,444,649.67	12,526,655.44	82,500,000.00	03/01/17	1,914,433.00	0.52990	12/31/25	05/06/26	237
27	306170027	10,979,738.61	11,038,991.94	21,410,000.00	04/22/16	839,038.94	1.29770	09/30/25	07/05/26	239
28	305960001	9,362,142.12	9,420,328.38	40,350,000.00	01/30/26	5,846,976.00	1.67980	09/30/18	05/05/21	239
40	407004615	4,203,345.47	4,222,234.45	7,300,000.00	01/19/16	99,258.89	1.18810	03/31/25	06/06/26	238
Totals		165,642,785.47	166,206,050.09	904,660,000.00		20,550,972.00

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	303161073	RT	NH	06/01/26	13

The loan transferred to Special Servicing effective 6/1/2026 due to maturity default. The collateral is a two-level super-regional mall, comprised of approximately 1,025,590 sq. ft. (of which approximately 540,867 sq. ft. is collateral for the Mort ga

	ge Loan) located in Salem, New Hampshire. It was built in 1991, last renovated in 2015. The Borrower has executed a PNA and discussions are ongoing.

8	303161078	OF	PA	03/05/26	98
	In 6/2026 Borrower provided a revised proposal to pay for leasing costs associated with the two approved leases which is under review. The Loan remains payment current through June 2026.

9	306170009	MF	TX	05/20/25	7

Loan transferred to special servicing on 5/20/2025 due to borrower-declared imminent monetary default. Borrower and lender parties executed a pre-negotiation letter, however, no settlement terms were agreed upon. A receiver order was entered by the court on 11/12/2025 and a foreclosure auction took place on 2/3/2026. Special Servicer has addressed the city's concerns and will continue to make property level repairs including turning units to be rent ready. Current occupancy

	as of June 2026 is 18.8% and pre-leased to 22.5%. Expected disposition in Q1 2028.

10	301741107	OF	WI	09/18/24	2
	A consensual order of foreclosure judgment was filed in 5/2026 and has been entered by the clerk. A foreclosure sale has been set for 7/27/2026.

11	301741118	RT	GA	11/19/25	2

Lender to dual track workout approach, and is currently seeking the appointment of a receiver at the Property. Expecting to file action by end of Q2 2026. Borrower and Special Servicer are negotiating consensual receiver order, and close to

	finaliz ing mutually agreed upon draft.Loan remains in Maturity Default.

15	407004638	98	Various	11/17/25	4

Debt service payments remain current through June 2026. Special Servicer received approval to enter into a forbearance and is advancing execution of the agreement. The Borrower continues to advance pending asset sales which are expected

	to result i n a material paydown of the Loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	407004609	LO	CA	12/18/25	5
Receiver order was entered on 5/28/2026. Receiver is entering into a new Franchise Agreement with Marriott. Lender is pursuing a non-judicial foreclosure via Notice of Default.

27	306170027	OF	WA	03/23/26	2
Special Servicer seeking approval for appointment of receiver and foreclosure while counsel is working to clear an unreleased mortgage lien.

28	305960001	Various	Various	06/07/19	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

40	407004615	OF	IN	06/06/26	13
The loan transferred to Special Servicing on 6/6/2026 due to Maturity Default. Special Servicer is reaching out to the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
28	305960001	67,030,270.88	5.21300%	11,345,323.06	5.21300%	9	06/22/22	06/20/22	--
28	305960001	0.00	5.21300%	0.00	5.21300%	9	06/20/22	06/20/22	--
Totals		140,466,837.87		84,703,116.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	306170004	07/12/22	28,000,000.00	161,000,000.00	34,176,330.35	48,982,679.00	30,201,147.69	(18,781,531.31)	0.00	0.00	0.00	0.00	0.00%
4A	306170104	07/12/22	8,000,000.00	161,000,000.00	8,671,795.59	18,284,676.00	8,671,795.59	(9,612,880.41)	0.00	0.00	0.00	0.00	0.00%
12	407004625	05/12/26	19,453,548.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
21	306170021	05/12/26	12,691,449.25	18,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	407000584	04/13/23	13,235,434.81	21,000,000.00	8,865,871.08	1,580,716.21	8,865,871.08	7,285,154.87	5,950,279.94	0.00	8,975.51	5,941,304.43	36.30%
25	303161077	08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	8,396.03	1,861,176.14	12.83%
31	306170031	03/12/26	7,144,365.02	11,725,000.00	11,404,712.25	5,259,075.32	11,404,712.25	6,145,636.93	998,728.09	0.00	0.00	998,728.09	10.80%
32	301741139	11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
33	306170033	01/12/24	6,319,172.24	4,000,000.00	5,213,861.81	1,270,936.80	5,213,861.81	3,942,925.01	2,376,247.23	2,128.77	24,428.16	2,351,819.07	31.99%
47	306170047	02/12/24	1,535,498.65	1,890,000.00	1,192,663.02	1,029,848.99	1,192,663.02	162,814.03	1,372,684.62	0.00	2,160.41	1,370,524.21	81.09%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,653,043.93	407,715,000.00	90,780,606.86	78,140,071.36	86,805,424.20	8,665,352.84	12,567,512.05	2,128.77	43,960.11	12,523,551.94

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/10/26	0.00	(34,608.43)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/26	0.00	(28,446.70)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/26	0.00	(28,386.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/10/26	0.00	(28,326.80)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/26	0.00	(26,160.02)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/26	0.00	(26,104.83)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	(26,049.75)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(25,994.79)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	(25,939.95)	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	(25,885.23)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/25	0.00	(25,830.62)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	(25,776.12)	0.00	0.00	0.00	0.00	0.00	0.00
		07/11/25	0.00	(25,721.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/25	0.00	(25,667.48)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/25	0.00	(25,613.33)	0.00	0.00	0.00	0.00	0.00	0.00
		04/11/25	0.00	(25,559.29)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/25	0.00	(25,505.37)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/25	0.00	(25,451.56)	0.00	0.00	0.00	0.00	0.00	0.00
		01/13/25	0.00	(25,397.86)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/24	0.00	(25,344.28)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/24	0.00	(25,290.81)	0.00	0.00	0.00	0.00	0.00	0.00
		10/11/24	0.00	(25,237.46)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/24	0.00	(25,233.21)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/24	0.00	(25,179.98)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/24	0.00	(25,129.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/24	0.00	(25,076.93)	0.00	0.00	0.00	0.00	0.00	0.00
		05/10/24	0.00	(25,065.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/24	0.00	(25,012.24)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/24	0.00	(24,959.48)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/24	0.00	(22,010.86)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/12/24	0.00	(16,951.24)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	(16,933.92)	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(16,898.19)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(16,862.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(16,826.97)	0.00	0.00	0.00	0.00	0.00	0.00
		08/11/23	0.00	(16,791.47)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(16,756.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(16,738.31)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(4,114.42)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(4,105.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(4,097.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(4,088.43)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(4,079.80)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(4,071.20)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(4,062.61)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(4,054.04)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(4,045.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(4,036.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(4,028.43)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
4	306170004	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4A	306170104	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	407004625	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	306170021	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	407000584	09/12/24	0.00	0.00	5,941,304.43	0.00	0.00	(232.24)	0.00	0.00	5,941,304.43
		12/12/23	0.00	0.00	5,941,536.67	0.00	0.00	(8,743.27)	0.00	0.00
		04/13/23	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94	0.00	0.00
25	303161077	09/12/23	0.00	0.00	1,861,176.14	0.00	(45.92)	0.00	0.00	0.00	1,861,222.06
		06/12/23	0.00	0.00	1,861,222.06	0.00	0.00	(8,350.11)	0.00	0.00
		08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00
31	306170031	03/12/26	0.00	0.00	998,728.09	0.00	0.00	998,728.09	0.00	0.00	998,728.09
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	306170033	07/10/26	0.00	0.00	2,351,819.07	0.00	0.00	(2,128.77)	0.00	0.00	2,332,338.44
		09/12/24	0.00	0.00	2,353,947.84	0.00	0.00	(22,299.39)	0.00	0.00
		05/10/24	0.00	0.00	2,356,766.60	0.00	0.00	(19,480.63)	0.00	0.00
		01/12/24	0.00	0.00	2,376,247.23	0.00	0.00	2,376,247.23	0.00	0.00
47	306170047	09/12/24	0.00	0.00	1,370,524.21	0.00	0.00	(694.60)	0.00	0.00	1,370,524.21
		07/12/24	0.00	0.00	1,371,218.81	0.00	0.00	(1,465.81)	0.00	0.00
		02/12/24	0.00	0.00	1,372,684.62	0.00	0.00	1,372,684.62	0.00	0.00
Current Period Totals			0.00	(34,608.43)	0.00	0.00	0.00	(2,128.77)	0.00	0.00	(2,128.77)
Cumulative Totals			0.00	(1,012,088.33)	12,523,551.94	0.00	(45.92)	12,504,117.23	0.00	0.00	12,504,117.23

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	495.13	0.00	0.00	0.00
8	0.00	0.00	3,775.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,558.85	0.00	0.00	0.00	0.00	87,712.34	0.00	0.00	0.00	0.00
10	0.00	0.00	4,108.05	0.00	0.00	0.00	0.00	82,982.54	0.00	0.00	0.00	0.00
11	0.00	0.00	3,553.87	0.00	0.00	0.00	0.00	0.00	6.52	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,111.07	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(100,878.72)	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	(23,308.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,686.90	0.00	398.23	0.00	0.00	170,694.88	1,612.72	0.00	(100,878.72)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		78,514.01

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Supplemental Notes
None

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